Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000155941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 11,302	$ 12,807	$ 13,679	$ 13,952	$ 19,882	$ 17,953	$ 19,524	$ 22,190	$ 24,843	$ 29,501
C000163604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares
Accumulated Value	10,000		11,278	12,740	13,559	13,803	19,606	17,650	19,131	21,678	24,197	28,646
C000155940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,291	12,792	13,657	13,925	19,833	17,898	19,459	22,112	24,732	29,351
C000159049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,603	13,484	14,429	15,985	22,176	20,542	23,141	28,030	32,413	38,742
C000159048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares
Accumulated Value	10,000		11,571	13,407	14,314	15,826	21,907	20,255	22,751	27,484	31,695	37,798
C000159050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		11,605	13,492	14,445	16,011	22,222	20,595	23,212	28,127	32,526	38,907
C000159053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		11,504	13,497	13,582	13,359	19,901	17,646	19,070	21,541	22,454	29,345
C000159051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares
Accumulated Value	10,000		11,471	13,424	13,471	13,215	19,624	17,356	18,703	21,055	21,896	28,531
C000159052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,502	13,488	13,566	13,338	19,860	17,601	19,013	21,466	22,365	29,216
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Accumulated Value	10,000		11,304	12,825	13,685	13,964	19,910	17,954	19,524	22,197	24,874	29,520
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Accumulated Value	$ 10,000		$ 11,508	$ 13,496	$ 13,614	$ 13,353	$ 19,907	$ 17,664	$ 19,086	$ 21,577	$ 22,501	$ 29,396